Revenue and Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2021, 2020 and 2019 is as follows:

Millions of euros	2021	2020	2019
Rendering of services	34,117	37,394	42,264
Sales	5,160	5,682	6,158
Total	39,277	43,076	48,422
Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2021	2020	2019
Own work capitalized	771	873	890
Gain on disposal of businesses	11,008	67	677
Gain on disposal of property, plant and equipment	478	270	471
Gain on disposal of intangible assets	7	6	141
Government grants	13	17	22
Other operating income	396	354	641
Total	12,673	1,587	2,842
"Gain on disposal of businesses" in 2021 mainly includes the gain from the sale of the towers division of Telxius (6,099 million euros, see Note 2), the gain generated in the constitution of the joint venture VMED O2 UK (4,460 million euros, see Note 2), the gain from the sale of 60% of the shares of InfraCo, SpA (274 million euros, see Note 2) and the gain from the sale of Telefónica de Costa Rica (136 million euros, see Note 2). "Gains on disposal of companies" in 2020 included the impact of the initial registration of Telefónica's joint venture with Allianz for the deployment of fiber (FTTH) in Germany (see Note 29.c). Gain on disposal of companies" in 2019 mainly included the gains for the sales of Antares, Telefonía Celular de Nicaragua and Telefónica Móviles Panama, and the gain from the sale of data centers businesses.
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amounted to 263 million euros, 79 million euros and 313 million euros in 2021, 2020 and 2019, respectively (Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2021	2020	2019
Leases included in "Other expenses" (1)	80	89	123
Other external services	8,604	9,617	11,370
Taxes other than income tax	703	902	995
Change in trade provisions	660	860	974
Losses on disposal of fixed assets and changes in provisions for fixed assets	51	416	187
Goodwill impairment (Note 7)	416	519	206
Other operating expenses	462	468	589
Total	10,976	12,871	14,444
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2020 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 375 million euros (see Note 7). In 2019 it included a 123 million euros loss on disposal of intangible assets for the return of spectrum licenses of Telefónica Mexico (see Note 2).
"Other operating expenses" in 2020 included the impact of the transformation of the operating model of Telefónica Mexico in certain pre-existing service contracts, amounting to 167 million euros (see Note 2).
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favour of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. The impact was 261 million euros reducing "Taxes other than income tax" in 2021 (see Note 25). In 2020, the court decision in favour of the Company had an impact of 75 million euros (see Note 12).
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,003
1 to 3 years	5,015
3 to 5 years	2,115
More than 5 years	1,690
Total	12,823

Commitments for short-term leases and low value leases amounted to 43 million euros as of December 31, 2021. In addition, lease collection commitments amounted to 10 million euros as of December 31, 2021.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2021, 2020 and 2019, together with total headcount at December 31 each year.

	2021		2020		2019
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	22,872	22,976	22,992	22,978	25,338	23,081
Telefónica United Kingdom	2,884	—	6,501	6,318	6,940	6,861
Telefónica Germany	7,375	7,056	7,770	7,701	8,034	7,955
Telefónica Brazil	33,987	34,343	33,938	33,828	33,147	33,905
Telefónica Hispam	31,806	30,717	33,872	33,506	35,928	34,474
Other companies	8,852	9,058	8,109	8,466	8,638	8,328
Total	107,776	104,150	113,182	112,797	118,025	114,604
At December 31, 2021, approximately 38% of the final headcount are women (approximately 38% at December 31, 2020).
At December 31, 2021, the number of employees with disabilities is 1,347 (1,119 employees at December 31, 2020), of which 471 employees are in Spain (215 employees in 2020).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2021	2020	2019
Property, plant and equipment (Note 8)	4,360	5,022	5,613
Intangible assets (Note 6)	2,388	2,735	3,248
Rights of use (Note 9)	1,649	1,602	1,721
Total	8,397	9,359	10,582

The non-current assets of Telefónica Móviles El Salvador, Telefónica de Costa Rica, Telecommunications towers divisions of Telxius and Telefónica United Kingdom ceased to be amortized and depreciated for accounting purposes once they were reclassified as "Non-current assets and disposal groups held for sale" (see Notes 2 and 4).
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2021	2020	2019
Profit attributable to ordinary equity holders of the parent company	8,137	1,582	1,142
Adjustment for the coupon corresponding to perpetual subordinated obligations	(337)	(335)	(379)
Tax effect	84	84	97
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	7,884	1,331	860

Number of shares (thousands)	2021	2020 (*)	2019 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,726,631	5,813,179	5,794,037
Telefónica, S.A. plans of rights over shares	10,098	6,590	4,766
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,736,729	5,819,769	5,798,803
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Earnings per share (euros)	2021	2020	2019
Basic	1.38	0.23	0.15
Diluted	1.37	0.23	0.15

Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2021, 2020 and 2019 is as follows:

Millions of euros	2021	2020	2019
Rendering of services	34,117	37,394	42,264
Sales	5,160	5,682	6,158
Total	39,277	43,076	48,422
Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2021	2020	2019
Own work capitalized	771	873	890
Gain on disposal of businesses	11,008	67	677
Gain on disposal of property, plant and equipment	478	270	471
Gain on disposal of intangible assets	7	6	141
Government grants	13	17	22
Other operating income	396	354	641
Total	12,673	1,587	2,842
"Gain on disposal of businesses" in 2021 mainly includes the gain from the sale of the towers division of Telxius (6,099 million euros, see Note 2), the gain generated in the constitution of the joint venture VMED O2 UK (4,460 million euros, see Note 2), the gain from the sale of 60% of the shares of InfraCo, SpA (274 million euros, see Note 2) and the gain from the sale of Telefónica de Costa Rica (136 million euros, see Note 2). "Gains on disposal of companies" in 2020 included the impact of the initial registration of Telefónica's joint venture with Allianz for the deployment of fiber (FTTH) in Germany (see Note 29.c). Gain on disposal of companies" in 2019 mainly included the gains for the sales of Antares, Telefonía Celular de Nicaragua and Telefónica Móviles Panama, and the gain from the sale of data centers businesses.
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amounted to 263 million euros, 79 million euros and 313 million euros in 2021, 2020 and 2019, respectively (Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2021	2020	2019
Leases included in "Other expenses" (1)	80	89	123
Other external services	8,604	9,617	11,370
Taxes other than income tax	703	902	995
Change in trade provisions	660	860	974
Losses on disposal of fixed assets and changes in provisions for fixed assets	51	416	187
Goodwill impairment (Note 7)	416	519	206
Other operating expenses	462	468	589
Total	10,976	12,871	14,444
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2020 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 375 million euros (see Note 7). In 2019 it included a 123 million euros loss on disposal of intangible assets for the return of spectrum licenses of Telefónica Mexico (see Note 2).
"Other operating expenses" in 2020 included the impact of the transformation of the operating model of Telefónica Mexico in certain pre-existing service contracts, amounting to 167 million euros (see Note 2).
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favour of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. The impact was 261 million euros reducing "Taxes other than income tax" in 2021 (see Note 25). In 2020, the court decision in favour of the Company had an impact of 75 million euros (see Note 12).
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,003
1 to 3 years	5,015
3 to 5 years	2,115
More than 5 years	1,690
Total	12,823

Commitments for short-term leases and low value leases amounted to 43 million euros as of December 31, 2021. In addition, lease collection commitments amounted to 10 million euros as of December 31, 2021.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2021, 2020 and 2019, together with total headcount at December 31 each year.

	2021		2020		2019
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	22,872	22,976	22,992	22,978	25,338	23,081
Telefónica United Kingdom	2,884	—	6,501	6,318	6,940	6,861
Telefónica Germany	7,375	7,056	7,770	7,701	8,034	7,955
Telefónica Brazil	33,987	34,343	33,938	33,828	33,147	33,905
Telefónica Hispam	31,806	30,717	33,872	33,506	35,928	34,474
Other companies	8,852	9,058	8,109	8,466	8,638	8,328
Total	107,776	104,150	113,182	112,797	118,025	114,604
At December 31, 2021, approximately 38% of the final headcount are women (approximately 38% at December 31, 2020).
At December 31, 2021, the number of employees with disabilities is 1,347 (1,119 employees at December 31, 2020), of which 471 employees are in Spain (215 employees in 2020).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2021	2020	2019
Property, plant and equipment (Note 8)	4,360	5,022	5,613
Intangible assets (Note 6)	2,388	2,735	3,248
Rights of use (Note 9)	1,649	1,602	1,721
Total	8,397	9,359	10,582

The non-current assets of Telefónica Móviles El Salvador, Telefónica de Costa Rica, Telecommunications towers divisions of Telxius and Telefónica United Kingdom ceased to be amortized and depreciated for accounting purposes once they were reclassified as "Non-current assets and disposal groups held for sale" (see Notes 2 and 4).
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2021	2020	2019
Profit attributable to ordinary equity holders of the parent company	8,137	1,582	1,142
Adjustment for the coupon corresponding to perpetual subordinated obligations	(337)	(335)	(379)
Tax effect	84	84	97
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	7,884	1,331	860

Number of shares (thousands)	2021	2020 (*)	2019 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,726,631	5,813,179	5,794,037
Telefónica, S.A. plans of rights over shares	10,098	6,590	4,766
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,736,729	5,819,769	5,798,803
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Earnings per share (euros)	2021	2020	2019
Basic	1.38	0.23	0.15
Diluted	1.37	0.23	0.15